UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA CAPITAL GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2006

[LOGO OF USAA]
    USAA(R)

                                  USAA CAPITAL
                                        GROWTH Fund

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

   Portfolio of Investments                                                 14

   Notes to Portfolio of Investments                                        24

   Financial Statements                                                     25

   Notes to Financial Statements                                            28

EXPENSE EXAMPLE                                                             42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]         IS THE WIDENING DIFFERENCE IN OPINION
                                           BETWEEN THE BEARS AND THE BULLS.

                                                        "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA
INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS LINKAS]        THOMAS LINKAS, CFA
                                   Batterymarch Financial Management, Inc.

[PHOTO OF CHARLES F. LOVEJOY]   CHARLES F. LOVEJOY, CFA
                                   Batterymarch Financial Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2006, the USAA Capital Growth Fund had a total return of 10.35%. This compares to a 10.01% return for the Lipper Small-Cap Growth Funds Average, 8.68% for the Lipper Small-Cap Growth Funds Index, 8.50% for the Russell 2000 Growth Index, 11.29% for the MSCI World Index, 13.62% for the Lipper Global Funds Index, and 12.62% for the Lipper Global Funds Average.

                 Reviewing the Fund's performance, it's significant to note that an important change in management style took place in early December. This new "best ideas" strategy gives the Batterymarch team the freedom to select stocks they have the most confidence in, regardless of geographic location or investment style (such as market capitalization size and growth/value stocks).

                 For the first four months of the period, prior to the change in management style, the Fund had a total return of -0.25%, slightly underperforming the Russell 2000 Growth Index (+1.12%) and the Lipper Small-Cap Growth Funds Index (+0.57%). For the final two months of the period, using the new strategy, the Fund had a total return of 10.63%. This two-month return compares favorably to the 6.78% return of the MSCI World Index and the 8.41% return of the Lipper Global Funds Index.

                 EFFECTIVE 12/01/05, THE MSCI WORLD INDEX AND THE LIPPER GLOBAL FUNDS INDEX WILL BE BENCHMARKS FOR THE FUND'S NEW PRINCIPAL INVESTMENT STRATEGY, WHICH IS THE INVESTMENT OF ITS ASSETS PRIMARILY IN EQUITY SECURITIES THAT BATTERYMARCH BELIEVES TO BE THE MOST ATTRACTIVE IN THE GLOBAL MARKETPLACE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

PLEASE DESCRIBE HOW THE FUND IS INVESTING NOW.

                 The Fund now invests in 10 economic sectors across the United Kingdom, continental Europe, Japan, Australia, Canada, and emerging markets. This broad-based strategy allows the Fund to seek to capitalize on attractive opportunities virtually anywhere in the world. We continue to seek companies with strong underlying fundamentals on measures of cash flow, earnings growth, value, and expectations.

CAN YOU DESCRIBE SOME OF THE FUND'S RECENT INVESTMENTS?

                 One interesting investment is Hon Hai Precision Industry Co., Ltd. GDR, better known as Foxconn. Based in Taiwan, it is one of the world's largest contract electronic equipment manufacturers, providing computer, consumer electronics, and communications products to customers such as Apple Computer, Inc., Dell, Inc., Nokia, and Sony Corporation.

                 We also have an investment in Russia's LUKoil, which specializes in the exploration of oil and gas and the production of petroleum products and petrochemicals. LUKoil is the second-largest private oil company in the world, measured by hydrocarbon reserves, and dominates the Russian energy sector. Most of its petroleum products are sold on the international market, including in the United States.

                 One other investment worthy of mention is ORIX Corp., Japan's largest non-bank financial services company. It has nearly 200 subsidiaries, with operations in 24 countries and regions. Its diversified activities include leasing, investment and retail banking, corporate finance, life insurance, and real estate-related financing and development. Interestingly, it also owns one of Japan's professional baseball teams.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-23.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We have significantly overweight positions relative to the MSCI World Index in all three of these stocks.

HOW WOULD YOU DEFINE THE FUND'S POSITIONING AT THE END OF THE PERIOD?

                 While we continue to pick stocks based on their individual characteristics, the results of our approach have led to overweight positions, as compared to the MSCI World Index, in Japanese industrials and non-bank financial securities as well as consumer discretionary stocks in the United Kingdom. The largest underweights are in the United States, particularly in the banking, industrial, financials, and consumer staples sectors. We do have an allocation to emerging markets.

WHAT'S YOUR OUTLOOK FOR THE WORLD ECONOMY AND MARKETS AT THE MOMENT?

                 After a surprisingly strong 2005, the consensus is that U.S. earnings growth will slow in 2006 as the economy loses momentum. The economic outlook appears to be slowly improving in continental Europe, with good earnings growth. Japan is benefiting from more vibrant domestic activity and ongoing demand from China, so we believe it offers strong earnings growth momentum and reasonable valuations. While the U.K. economy slowed last year, it was not a hard landing, and there have been recent signs of recovery. Regardless of individual market environments, however, we believe we can add value in the Fund through effective bottom-up stock selection.

                 We are very excited about your Fund's new investment strategy and the very positive early results, which of course are for a very, very short time period. Keep in mind that investing is a long haul, with many ups and downs. We thank you for your investment in the Fund.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA CAPITAL GROWTH FUND

                             [LOGO OF LIPPER LEADER]
                              ----------------------
                                    EXPENSE
                              ----------------------

The Fund is listed as a Lipper Leader for Expense among 453 funds within the Lipper Small-Cap Growth Funds category for the overall period ending January 31, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 453 AND 358 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CAPITAL GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities. The Fund may invest up to 100% of its assets in foreign securities.

--------------------------------------------------------------------------------
                                         1/31/06                    7/31/05
--------------------------------------------------------------------------------
Net Assets                             $134.2 Million             $115.5 Million
Net Asset Value Per Share                 $8.44                       $7.81

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 TO 1/31/06*       1 YEAR         5 YEARS       SINCE INCEPTION 10/27/00
       10.35%             17.90%          0.35%                 -2.78%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. the return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

           LIPPER GLOBAL   LIPPER GLOBAL   RUSSELL 2000    MSCI WORLD    LIPPER SMALL-CAP       LIPPER SMALL-CAP    USAA CAPITAL
            FUNDS INDEX    FUNDS AVERAGE   GROWTH INDEX      INDEX     GROWTH FUNDS AVERAGE    GROWTH FUNDS INDEX    GROWTH FUND
           -------------   -------------   ------------    ----------  --------------------    ------------------   ------------
10/27/00    $10,000.00      $10,000.00      $10,000.00    $10,000.00        $10,000.00             $10,000.00        $10,000.00
10/31/00      9,960.65        9,957.42       10,400.00      9,972.74          9,896.45               9,879.03         10,000.00
11/30/00      9,380.12        9,339.38        8,511.71      9,366.00          8,209.37               8,196.65          7,850.00
12/31/00      9,655.28        9,630.05        9,032.55      9,516.28          8,910.76               8,921.65          8,360.00
01/31/01      9,815.17        9,812.04        9,763.65      9,699.53          9,194.91               9,193.49          8,470.00
02/28/01      9,095.93        9,065.90        8,425.29      8,878.73          7,975.66               8,016.50          6,710.00
03/31/01      8,464.12        8,420.44        7,659.28      8,294.06          7,227.77               7,237.92          5,860.00
04/30/01      9,044.22        9,008.91        8,596.98      8,905.44          8,123.41               8,019.34          6,600.00
05/31/01      8,989.11        8,947.41        8,796.11      8,789.40          8,306.37               8,236.63          6,680.00
06/30/01      8,736.43        8,715.25        9,035.98      8,512.78          8,540.35               8,444.31          6,740.00
07/31/01      8,519.84        8,522.91        8,265.12      8,399.00          8,049.56               7,973.59          6,300.00
08/31/01      8,181.47        8,181.29        7,748.96      7,994.61          7,569.87               7,501.55          5,860.00
09/30/01      7,417.17        7,423.36        6,498.62      7,289.09          6,410.80               6,330.78          4,860.00
10/31/01      7,601.89        7,609.63        7,123.82      7,428.28          6,928.41               6,794.68          5,120.00
11/30/01      8,016.49        8,045.54        7,718.47      7,866.61          7,491.09               7,321.20          5,570.00
12/31/01      8,133.13        8,162.88        8,199.01      7,915.26          7,950.20               7,764.70          5,750.00
01/31/02      7,886.67        7,943.63        7,907.33      7,674.66          7,710.01               7,529.91          5,480.00
02/28/02      7,840.10        7,885.38        7,395.53      7,607.16          7,224.90               7,074.23          5,210.00
03/31/02      8,211.51        8,260.60        8,038.34      7,957.49          7,786.27               7,652.60          5,480.00
04/30/02      8,012.34        8,087.33        7,864.43      7,672.31          7,564.97               7,450.70          5,400.00
05/31/02      8,030.49        8,095.21        7,404.59      7,685.10          7,195.57               7,151.81          5,140.00
06/30/02      7,564.13        7,594.51        6,776.69      7,217.48          6,671.84               6,620.38          4,740.00
07/31/02      6,895.20        6,930.77        5,735.17      6,608.48          5,748.33               5,681.47          4,260.00
08/31/02      6,926.93        6,963.31        5,732.50      6,619.77          5,740.06               5,673.22          4,350.00
09/30/02      6,238.39        6,296.01        5,318.43      5,890.93          5,363.49               5,329.16          4,090.00
10/31/02      6,594.78        6,671.58        5,587.44      6,325.00          5,596.36               5,556.55          4,250.00
11/30/02      6,917.58        7,008.97        6,141.37      6,665.06          6,027.22               6,021.96          4,420.00
12/31/02      6,616.08        6,694.18        5,717.83      6,341.23          5,636.24               5,619.65          4,160.00
01/31/03      6,403.97        6,504.44        5,562.50      6,147.99          5,500.80               5,471.25          4,100.00
02/28/03      6,246.38        6,354.44        5,414.16      6,040.39          5,344.00               5,300.76          4,050.00
03/31/03      6,177.35        6,303.63        5,496.13      6,020.45          5,432.24               5,410.07          4,180.00
04/30/03      6,707.67        6,832.72        6,016.28      6,553.97          5,882.38               5,857.21          4,530.00
05/31/03      7,120.78        7,266.10        6,694.26      6,927.12          6,454.88               6,454.47          4,970.00
06/30/03      7,257.50        7,399.90        6,823.27      7,046.13          6,630.81               6,673.20          5,050.00
07/31/03      7,410.91        7,563.25        7,339.09      7,188.39          7,031.75               7,063.41          5,420.00
08/31/03      7,607.10        7,783.80        7,733.29      7,342.81          7,425.25               7,437.97          5,730.00
09/30/03      7,648.68        7,802.40        7,537.53      7,387.00          7,250.59               7,255.29          5,660.00
10/31/03      8,083.69        8,246.31        8,188.69      7,824.62          7,911.30               7,913.52          6,230.00
11/30/03      8,233.74        8,388.11        8,455.66      7,942.89          8,157.90               8,124.24          6,500.00
12/31/03      8,730.44        8,845.96        8,493.47      8,440.59          8,164.02               8,135.81          6,460.00
01/31/04      8,913.63        9,017.48        8,939.66      8,576.03          8,508.06               8,516.46          6,700.00
02/29/04      9,103.97        9,189.16        8,925.83      8,719.63          8,500.94               8,484.45          6,700.00
03/31/04      9,065.07        9,156.36        8,967.55      8,661.77          8,492.88               8,425.81          6,710.00
04/30/04      8,830.73        8,905.75        8,517.40      8,484.37          8,056.96               8,014.08          6,460.00
05/31/04      8,860.62        8,957.34        8,686.83      8,555.17          8,202.33               8,181.24          6,540.00
06/30/04      9,009.73        9,122.13        8,975.87      8,737.44          8,452.39               8,414.48          6,770.00
07/31/04      8,673.05        8,783.50        8,170.20      8,452.16          7,740.46               7,672.15          6,270.00
08/31/04      8,678.04        8,802.38        7,994.30      8,489.31          7,510.05               7,423.60          6,120.00
09/30/04      8,910.01        9,019.00        8,436.35      8,649.91          7,949.60               7,847.70          6,550.00
10/31/04      9,122.94        9,222.15        8,641.33      8,861.57          8,147.56               8,067.73          6,640.00
11/30/04      9,631.70        9,726.82        9,371.75      9,327.08          8,726.39               8,632.67          7,230.00
12/31/04      9,985.45       10,073.69        9,708.58      9,683.12          9,080.08               9,013.70          7,510.00
01/31/05      9,795.62        9,850.14        9,271.21      9,465.11          8,731.00               8,672.54          7,310.00
02/28/05     10,108.17       10,143.85        9,398.46      9,764.95          8,883.79               8,843.87          7,550.00
03/31/05      9,897.75        9,926.25        9,045.93      9,576.22          8,597.56               8,546.71          7,230.00
04/30/05      9,676.06        9,703.72        8,470.21      9,366.76          8,092.63               8,069.22          6,780.00
05/31/05      9,840.40        9,910.55        9,067.42      9,533.18          8,636.26               8,604.01          7,190.00
06/30/05      9,945.58       10,018.02        9,360.60      9,615.67          8,930.33               8,904.68          7,490.00
07/31/05     10,338.60       10,396.74       10,014.89      9,951.57          9,476.41               9,448.05          7,810.00
08/31/05     10,466.12       10,514.22        9,873.77     10,026.55          9,338.69               9,284.87          7,660.00
09/30/05     10,745.10       10,767.04        9,952.01     10,286.98          9,440.07               9,335.33          7,780.00
10/31/05     10,502.42       10,501.13        9,584.24     10,037.41          9,114.55               9,019.15          7,490.00
11/30/05     10,835.72       10,841.20       10,126.85     10,371.85          9,597.01               9,502.67          7,790.00
12/31/05     11,172.67       11,145.12       10,111.77     10,601.64          9,602.31               9,494.67          8,148.56
01/31/06     11,746.88       11,701.53       11,087.15     11,075.04         10,429.77              10,268.51          8,618.28

                                                          [END CHART]

                   DATA SINCE INCEPTION ON 10/27/00 THROUGH 1/31/06.

                 THE MSCI WORLD INDEX HAS REPLACED THE RUSSELL 2000 GROWTH INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE MSCI WORLD INDEX IS AN INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH NOW USES A "BEST IDEAS" GLOBAL INVESTMENT STRATEGY, THAN THE RUSSELL 2000 GROWTH INDEX, WHICH IS AN INDEX OF DOMESTIC, SMALL-CAP GROWTH STOCKS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

                 o The  Lipper  Global  Funds  Index  tracks  the  total  return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

                 o The Lipper Global  Funds Average is  comprised  of funds that invest at least 25% of their portfolios in securities traded outside of the United States and that may own U.S. securities as well.

                 o The Russell 2000(R) Growth  Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Morgan Stanley Capital  International (MSCI) World  Index
                   is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

                 o The  Lipper  Small-Cap  Growth  Funds  Average  is an average performance level of all small-cap growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper  Small-Cap  Growth  Funds Index  tracks  the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                                ASSET ALLOCATION
                                   1/31/2006

    [PIE CHART OF ASSET ALLOCATION]

United States                      35.6%
Japan                              11.8%
United Kingdom                      8.6%
Australia                           6.1%
France                              4.4%
Taiwan                              3.5%
Germany                             3.4%
Canada                              3.3%
Other*                             24.0%

             [END CHART]

                 *Includes countries with  less than 3%  of the portfolio, money
                  market  instruments   (4.2%),   and   short-term   investments
                  purchased with cash collateral from securities loaned (1.2%).

                  Percentages are of the net assets of the Fund and may not equal 100%.

                  FOREIGN  INVESTING  IS  SUBJECT  TO  ADDITIONAL RISK,  SUCH AS
                  CURRENCY  FLUCTUATIONS,  MARKET   ILLIQUIDITY,  AND  POLITICAL
                  INSTABILITY.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

-------------------------------------------------------------
                    TOP 10 EQUITY HOLDINGS
                      (% of Net Assets)
-------------------------------------------------------------

Hon Hai Precision Industry Co., Ltd. GDR                  1.2%

LUKoil Holdings ADR                                       1.2%

BHP Billiton Ltd.                                         1.1%

ABN AMRO Holding N.V.                                     1.0%

HBOS plc                                                  1.0%

Japan Tobacco, Inc.                                       1.0%

Mitsubishi Corp.                                          1.0%

ORIX Corp.                                                1.0%

Taiwan Semiconductor Manufacturing Co. Ltd. ADR           1.0%

WPP Group plc                                             1.0%

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     SECTOR ASSET ALLOCATION
                            1/31/2006

       [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                    23.9%
Information Technology                        11.8%
Industrials                                   11.5%
Energy                                        10.8%
Consumer Discretionary                        10.5%
Health Care                                    8.8%
Consumer Staples                               5.4%
Short-Term Investments*                        5.4%
Materials                                      5.3%
Telecommunication Services                     4.2%
Utilities                                      3.1%

                 [END CHART]

                 *INCLUDES MONEY MARKET  INSTRUMENTS  AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INTERNATIONAL STOCKS (59.7%)

              ARGENTINA (0.3%)
     2,600    Tenaris S.A. ADR (Oil & Gas Equipment & Services)                                 $    422
                                                                                                --------
              AUSTRALIA (6.1%)
    67,200    Australia & New Zealand Banking Group Ltd. (Diversified Banks)                       1,269
    73,000    BHP Billiton Ltd. (Diversified Metals & Mining)                                      1,428
    22,000    CSL Ltd. (Pharmaceuticals)                                                             726
    99,600    Challenger Financial Services Group Ltd. (Other Diversified
                 Financial Services)                                                                 304
   281,500    Foster's Group Ltd. (Brewers)                                                        1,125
    42,800    James Hardie Industries N.V. (Building Products)                                       286
    79,600    QBE Insurance Group Ltd. (Property & Casualty Insurance)                             1,168
    11,200    Rio Tinto Ltd. (Diversified Metals & Mining)                                           644
    71,100    Westpac Banking Corp. (Diversified Banks)                                            1,254
                                                                                                --------
                                                                                                   8,204
                                                                                                --------
              AUSTRIA (0.3%)
     3,700    Bank Austria Creditanstalt AG (Diversified Banks)                                      451
                                                                                                --------
              BELGIUM (1.1%)
     9,000    Delhaize Group (Food Retail)                                                           618
     9,000    KBC Groep N.V. (Diversified Banks)                                                     904
                                                                                                --------
                                                                                                   1,522
                                                                                                --------
              CANADA (3.3%)
    12,100    Biovail Corp. (Pharmaceuticals)                                                        274
     4,900    Canadian National Railway Co. (Railroads)                                              443
    22,800    EnCana Corp. (Oil & Gas Exploration & Production)                                    1,136
     6,100    Husky Energy, Inc. (Integrated Oil & Gas)                                              383
    12,000    Industrial Alliance Insurance & Financial Services, Inc.
                 (Life & Health Insurance)                                                           314
     6,900    Nova Chemicals Corp. (Commodity Chemicals)                                             239
    20,000    Sun Life Financial, Inc. (Life & Health Insurance)                                     838
    16,060    Toronto-Dominion Bank (Other Diversified Financial Services)                           855
                                                                                                --------
                                                                                                   4,482
                                                                                                --------
              CHINA (0.5%)
    65,000    China Mobile Ltd. (Wireless Telecommunication Services)                                316
   930,000    Legend Holdings Ltd. (Computer Hardware)                                               375
                                                                                                --------
                                                                                                     691
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              FINLAND (0.3%)
    10,200    Metso Corp. (Industrial Machinery)                                                $    334
                                                                                                --------
              FRANCE (4.4%)
     7,700    Alstom RGPT (Construction & Engineering)*                                              585
    14,700    BNP Paribas (Diversified Banks)                                                      1,311
    30,600    Credit Agricole S.A. (Regional Banks)                                                1,080
   123,000    SCOR (Reinsurance)                                                                     315
     9,800    Societe BIC S.A. (Office Services & Supplies)                                          631
     9,800    Societe Generale (Diversified Banks)                                                 1,295
     9,100    Valeo S.A. (Auto Parts & Equipment)                                                    366
       500    Vallourec (Steel)                                                                      351
                                                                                                --------
                                                                                                   5,934
                                                                                                --------
              GERMANY (3.4%)
    28,200    Bayer AG (Diversified Chemicals)                                                     1,178
     3,600    Celesio AG (Pharmaceuticals)                                                           337
    31,350    Commerzbank AG (Diversified Banks)                                                   1,066
     2,200    Fresenius AG (Biotechnology)                                                           344
     3,100    Fresenius Medical Care AG (Health Care Equipment)                                      330
    11,800    MAN AG (Industrial Machinery)                                                          678
     7,700    Stada Arzneimittel AG (Pharmaceuticals)                                                267
     2,500    Wincor Nixdorf AG (Electronic Equipment Manufacturers)*                                292
                                                                                                --------
                                                                                                   4,492
                                                                                                --------
              GREECE (0.2%)
     5,200    Titan Cement Co. S.A. (Construction Materials)                                         229
                                                                                                --------
              HONG KONG (0.7%)
   129,000    MTR Corp. Ltd. (Railroads)                                                             272
   236,000    New World Development Ltd. (Real Estate Management &
                 Development)                                                                        345
   247,000    Sino Land Co. (Real Estate Management & Development)                                   346
                                                                                                --------
                                                                                                     963
                                                                                                --------
              INDIA (0.8%)
    11,800    State Bank of India Ltd. GDR (Diversified Banks)                                       545
    30,600    Tata Motors Ltd. ADR (Construction & Farm
                 Machinery & Heavy Trucks)(a)                                                        491
                                                                                                --------
                                                                                                   1,036
                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ISRAEL (0.4%)
    59,800    Bank Hapoalim Ltd. (Diversified Banks)                                            $    275
    73,500    Bank Leumi Le-Israel BM (Regional Banks)                                               276
                                                                                                --------
                                                                                                     551
                                                                                                --------
              ITALY (1.0%)
    43,000    ENI S.p.A. (Integrated Oil & Gas)                                                    1,300
                                                                                                --------
              JAPAN (11.8%)
    48,100    Asahi Breweries Ltd. (Brewers)                                                         604
    35,000    Bank of Fukuoka Ltd. (Regional Banks)                                                  301
    35,000    Daido Steel Co. Ltd. (Steel)                                                           343
    57,000    Fuji Electric Holdings Co. Ltd. (Electrical Components & Equipment)                    312
    12,200    Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)                                   309
    13,900    Hokkaido Electric Power Co., Inc. (Electric Utilities)                                 311
   107,000    Itochu Corp. (Trading Companies & Distributors)                                        908
    15,000    JTEKT Corp. (Auto Parts & Equipment)                                                   286
        86    Japan Tobacco, Inc. (Tobacco)                                                        1,334
   101,000    Kawasaki Heavy Industries Ltd. (Construction & Farm
                 Machinery & Heavy Trucks)                                                           381
       100    Lawson, Inc. (General Merchandise Stores)                                                4
    12,900    Leopalace21 Corp. (Real Estate Management & Development)                               469
   106,000    Marubeni Corp. (Trading Companies & Distributors)                                      566
    42,000    Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)*                            268
    56,500    Mitsubishi Corp. (Trading Companies & Distributors)                                  1,320
    32,000    Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)                              367
    43,000    Mitsubishi Rayon Co. Ltd. (Textiles)                                                   291
     5,400    ORIX Corp. (Other Diversified Financial Services)                                    1,397
    68,000    Ricoh Co. Ltd. (Office Electronics)                                                  1,168
    92,000    Sumitomo Corp. (Trading Companies & Distributors)                                    1,259
    22,000    Sumitomo Rubber Industries, Inc. (Tires & Rubber)                                      300
    48,000    Teijin Ltd. (Textiles)                                                                 328
    22,900    Tohoku Electric Power Co., Inc. (Electric Utilities)                                   493
    28,000    Tokyu Land Corp. (Real Estate Management & Development)                                272
    73,000    Toppan Printing Co. Ltd. (Commercial Printing)                                         987
    46,000    Toray Industries, Inc. (Textiles)                                                      384
   168,000    Toyobo Co. Ltd. (Textiles)                                                             554
    12,000    Toyota Tsusho Corp. (Automobile Manufacturers)                                         287
                                                                                                --------
                                                                                                  15,803
                                                                                                --------
              KOREA (0.9%)
    14,900    Kookmin Bank ADR (Diversified Banks)*                                                1,188
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MEXICO (1.6%)
    13,300    Cemex S.A. de C.V. ADR (Construction Materials)                                   $    878
 1,025,500    Telefonos De Mexico S.A. de C.V. (Integrated
                 Telecommunication Services)                                                       1,218
                                                                                                --------
                                                                                                   2,096
                                                                                                --------
              NETHERLANDS (2.8%)
    47,500    ABN AMRO Holding N.V. (Diversified Banks)                                            1,319
     2,900    Koninklijke BAM Groep N.V. (Building Products)                                         260
     7,900    Koninklijke DSM N.V. (Diversified Chemicals)                                           354
    16,600    Koninklijke Philips Electronics N.V. (Electrical Components & Equipment)               560
     7,800    Nutreco Holdings N.V. (Agricultural Products)                                          423
    38,700    Wolters Kluwer N.V. (Publishing)                                                       857
                                                                                                --------
                                                                                                   3,773
                                                                                                --------
              NORWAY (1.6%)
    33,200    DNB NOR ASA (Diversified Banks)                                                        372
    18,800    Statoil ASA (Integrated Oil & Gas)                                                     517
   124,800    Telenor ASA (Wireless Telecommunication Services)                                    1,252
                                                                                                --------
                                                                                                   2,141
                                                                                                --------
              RUSSIA (2.6%)
    20,600    LUKoil Holdings ADR (Integrated Oil & Gas)                                           1,576
    32,800    Mobile TeleSystems OJSC ADR (Wireless Telecommunication
                 Services)                                                                         1,229
    15,100    Vimpel-Communications ADR (Wireless Telecommunication Services)*                       707
                                                                                                --------
                                                                                                   3,512
                                                                                                --------
              SINGAPORE (0.3%)
    44,000    Keppel Corp. Ltd. (Real Estate Management & Development)                               355
                                                                                                --------
              SOUTH AFRICA (1.2%)
   120,200    FirstRand Ltd. (Diversified Banks)                                                     384
    39,800    Naspers Ltd. (Publishing)                                                              854
   110,100    Steinhoff International Holdings Ltd. (Home Furnishings)                               382
                                                                                                --------
                                                                                                   1,620
                                                                                                --------
              SPAIN (0.2%)
     5,700    Banco Pastor S.A. (Diversified Banks)                                                  283
                                                                                                --------
              SWITZERLAND (1.8%)
     4,400    Baloise Holdings AG (Multi-Line Insurance)                                             279
     3,600    Julius Baer Holding Ltd. "B" (Diversified Banks)                                       289

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     6,800    Roche Holdings AG (Pharmaceuticals)                                               $  1,075
     3,290    Zurich Financial Services AG (Multi-Line Insurance)*                                   720
                                                                                                --------
                                                                                                   2,363
                                                                                                --------
              TAIWAN (3.5%)
    81,000    AU Optronics Corp. ADR (Electronic Equipment Manufacturers)                          1,238
   119,200    Hon Hai Precision Industry Co., Ltd. GDR (Electronic
                  Equipment Manufacturers)                                                         1,669
    62,800    Siliconware Precision Industries Co. ADR (Semiconductors)(a)                           472
   126,700    Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors)                     1,368
                                                                                                --------
                                                                                                   4,747
                                                                                                --------
              UNITED KINGDOM (8.6%)
    25,500    AstraZeneca plc (Pharmaceuticals)                                                    1,235
    78,900    Aviva plc (Multi-Line Insurance)                                                     1,011
   101,200    BG Group plc (Oil & Gas Exploration & Production)                                    1,143
    48,700    British Airways plc (Airlines)*                                                        282
    15,700    Close Brothers Group plc (Investment Banking & Brokerage)                              272
   126,500    Friends Provident plc (Life & Health Insurance)                                        452
    92,100    GKN plc (Auto Parts & Equipment)                                                       487
    88,400    Group 4 Securicor plc (Environmental & Facilities Services)                            264
    77,700    HBOS plc (Diversified Banks)                                                         1,366
    89,800    LogicaCMG plc (IT Consulting & Other Services)                                         290
    43,400    Marks & Spencer Group plc (Department Stores)                                          375
    18,700    Northern Rock plc (Diversified Banks)                                                  346
   159,700    Old Mutual plc (Multi-Line Insurance)                                                  547
   128,400    Rolls-Royce Group plc (Aerospace & Defense)*                                           991
    20,500    Royal Bank of Scotland Group plc (Diversified Banks)                                   635
    73,900    Taylor Woodrow plc (Construction & Engineering)                                        513
   120,300    WPP Group plc (Advertising)                                                          1,336
                                                                                                --------
                                                                                                  11,545
                                                                                                --------
              Total international stocks (cost: $72,220)                                          80,037
                                                                                                --------

              U.S. STOCKS (35.6%)

              AEROSPACE & DEFENSE (1.4%)
     8,500    Lockheed Martin Corp.                                                                  575
    30,500    Raytheon Co.                                                                         1,250
                                                                                                --------
                                                                                                   1,825
                                                                                                --------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
     7,400    Polo Ralph Lauren Corp.                                                                419
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              AUTO PARTS & EQUIPMENT (0.9%)
    16,900    Johnson Controls, Inc.                                                            $  1,170
                                                                                                --------
              BIOTECHNOLOGY (0.8%)
    16,900    Applera Corp.-Applied Biosystems Group                                                 479
     5,900    Charles River Laboratories International, Inc.*                                        272
     3,900    Invitrogen Corp.*                                                                      269
                                                                                                --------
                                                                                                   1,020
                                                                                                --------
              COMMODITY CHEMICALS (0.2%)
    10,000    Lyondell Chemical Co.                                                                  240
                                                                                                --------
              COMMUNICATIONS EQUIPMENT (1.6%)
     9,600    Adtran, Inc.                                                                           282
    46,400    Avaya, Inc.*                                                                           489
    18,200    Harris Corp.                                                                           845
    20,500    Motorola, Inc.                                                                         466
                                                                                                --------
                                                                                                   2,082
                                                                                                --------
              COMPUTER STORAGE & PERIPHERALS (0.9%)
    10,800    QLogic Corp.*                                                                          428
    28,300    Seagate Technology(a)*                                                                 738
                                                                                                --------
                                                                                                   1,166
                                                                                                --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
    16,700    Affiliated Computer Services, Inc. "A"*                                              1,045
    50,600    Electronic Data Systems Corp.                                                        1,275
                                                                                                --------
                                                                                                   2,320
                                                                                                --------
              DEPARTMENT STORES (0.9%)
    22,500    J.C. Penney Co., Inc.                                                                1,255
                                                                                                --------
              DIVERSIFIED METALS & MINING (0.4%)
     3,700    Phelps Dodge Corp.                                                                     594
                                                                                                --------
              EDUCATIONAL SERVICES (0.3%)
    13,800    Career Education Corp.*                                                                448
                                                                                                --------
              ELECTRIC UTILITIES (1.2%)
    16,800    Edison International                                                                   736
    16,900    FirstEnergy Corp.                                                                      847
                                                                                                --------
                                                                                                   1,583
                                                                                                --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.9%)
    23,500    Jabil Circuit, Inc.*                                                              $    949
    72,000    Sanmina-SCI Corp.*                                                                     303
                                                                                                --------
                                                                                                   1,252
                                                                                                --------
              FOOD RETAIL (0.8%)
    61,300    Kroger Co.*                                                                          1,128
                                                                                                --------
              HEALTH CARE EQUIPMENT (0.2%)
     6,400    Respironics, Inc.*                                                                     231
                                                                                                --------
              HEALTH CARE FACILITIES (0.2%)
     7,900    Community Health Systems, Inc.*                                                        287
                                                                                                --------
              HEALTH CARE SUPPLIES (0.2%)
     4,500    Millipore Corp.*                                                                       309
                                                                                                --------
              HOMEBUILDING (1.8%)
    10,100    KB Home                                                                                770
    15,800    Lennar Corp. "A"                                                                       988
       800    NVR, Inc.*                                                                             635
                                                                                                --------
                                                                                                   2,393
                                                                                                --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
     6,900    Manpower Inc.                                                                          371
                                                                                                --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
    22,800    TXU Corp.                                                                            1,155
                                                                                                --------
              INTEGRATED OIL & GAS (2.3%)
    20,500    Chevron Corp.                                                                        1,217
    10,000    Marathon Oil Corp.                                                                     769
    11,400    Occidental Petroleum Corp.                                                           1,114
                                                                                                --------
                                                                                                   3,100
                                                                                                --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    28,100    Verizon Communications, Inc.                                                           890
                                                                                                --------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     7,900    Raymond James Financial, Inc.                                                          336
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.8%)
    22,700    MetLife, Inc.                                                                     $  1,139
                                                                                                --------
              MANAGED HEALTH CARE (3.4%)
    12,500    Aetna, Inc.                                                                          1,210
    10,800    Coventry Health Care, Inc.*                                                            643
     5,700    Health Net, Inc.*                                                                      282
    14,400    Humana, Inc.*                                                                          803
     8,470    UnitedHealth Group, Inc.                                                               503
    15,400    WellPoint, Inc.*                                                                     1,183
                                                                                                --------
                                                                                                   4,624
                                                                                                --------
              MULTI-LINE INSURANCE (1.7%)
    13,200    Hartford Financial Services Group, Inc.                                              1,086
    12,100    Loews Corp.                                                                          1,194
                                                                                                --------
                                                                                                   2,280
                                                                                                --------
              MULTI-UTILITIES (0.4%)
    10,100    Alliant Energy Corp.                                                                   300
    10,400    Vectren Corp.                                                                          284
                                                                                                --------
                                                                                                     584
                                                                                                --------
              OIL & GAS DRILLING (0.5%)
     9,800    Patterson-UTI Energy, Inc.                                                             369
     9,900    Pride International, Inc.*                                                             349
                                                                                                --------
                                                                                                     718
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (2.3%)
     6,700    Anadarko Petroleum Corp.                                                               722
     9,600    Apache Corp.                                                                           725
    12,700    Devon Energy Corp.                                                                     866
     6,500    Newfield Exploration Co.*                                                              341
     7,900    Noble Energy, Inc.                                                                     366
                                                                                                --------
                                                                                                   3,020
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.8%)
    18,000    Valero Energy Corp.                                                                  1,124
                                                                                                --------
              PHARMACEUTICALS (0.3%)
    22,400    King Pharmaceuticals, Inc.*                                                            420
                                                                                                --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.9%)
    17,700    Fidelity National Financial, Inc.                                                 $    699
     9,600    First American Corp.                                                                   449
                                                                                                --------
                                                                                                   1,148
                                                                                                --------
              RAILROADS (0.7%)
    17,400    CSX Corp.                                                                              931
                                                                                                --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
     5,300    Jones Lang LaSalle, Inc.                                                               312
                                                                                                --------
              REGIONAL BANKS (0.3%)
    13,500    Synovus Financial Corp.                                                                374
                                                                                                --------
              RESTAURANTS (0.3%)
    11,100    Brinker International, Inc.                                                            452
                                                                                                --------
              SEMICONDUCTOR EQUIPMENT (0.6%)
    31,000    Freescale Semiconductor, Inc. "B"*                                                     783
                                                                                                --------
              SEMICONDUCTORS (0.6%)
    16,900    Intel Corp.                                                                            359
    15,700    National Semiconductor Corp.                                                           443
                                                                                                --------
                                                                                                     802
                                                                                                --------
              SOFT DRINKS (0.8%)
    39,300    Pepsi Bottling Group, Inc.                                                           1,140
                                                                                                --------
              SPECIALIZED CONSUMER SERVICES (0.4%)
    40,200    Service Master Co.                                                                     520
                                                                                                --------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    16,200    Arrow Electronics, Inc.*                                                               557
                                                                                                --------
              TIRES & RUBBER (0.3%)
    22,800    Goodyear Tire & Rubber Co.*                                                            357
                                                                                                --------
              TOBACCO (0.7%)
    20,200    Loews Corp. - Carolina Group                                                           932
                                                                                                --------
              Total U.S. stocks (cost: $45,450)                                                   47,791
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.2%)

              MONEY MARKET FUNDS
   393,826    SSgA Money Market Fund, 4.09%(b)                                                  $    394
 5,283,577    SSgA Prime Money Market Fund, 4.30%(b)                                               5,283
                                                                                                --------
              Total money market instruments (cost: $5,677)                                        5,677
                                                                                                --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (1.2%)

              REPURCHASE AGREEMENTS (0.7%)(c)
    $1,000    Credit Suisse First Boston, LLC, 4.44%, acquired on 1/31/2006 and due 2/01/2006 at $1,000 (collateralized by $1,050 of
                 U.S. Treasury Notes, 4.38%, due 12/31/2007; market value $1,051)                  1,000
                                                                                                --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.5%)
   677,174    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.37%(b)                        677
                                                                                                --------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $1,677)                                             1,677
                                                                                                --------
              TOTAL INVESTMENTS (COST: $125,024)                                                $135,182
                                                                                                ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) The security or a portion thereof was out on loan as of January 31, 2006.

          (b) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

          (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          * Non-income-producing security for the 12 months preceding January 31, 2006.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $1,594) (identified cost of $125,024)                        $135,182
   Cash                                                                              1
   Cash denominated in foreign currencies (identified cost of $4)                    4
   Receivables:
      Capital shares sold                                                          243
      USAA Investment Management Company (Note 7D)                                 236
      Dividends and interest                                                        38
      Securities sold                                                              381
      Other                                                                          3
                                                                              --------
         Total assets                                                          136,088
                                                                              --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                           1,678
      Capital shares redeemed                                                       88
   Accrued management fees                                                          97
   Accrued transfer agent's fees                                                     7
   Other accrued expenses and payables                                              24
                                                                              --------
         Total liabilities                                                       1,894
                                                                              --------
            Net assets applicable to capital shares outstanding               $134,194
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $107,321
   Accumulated undistributed net investment loss                                  (248)
   Accumulated net realized gain on investments                                 16,963
   Net unrealized appreciation of investments                                   10,158
                                                                              --------
            Net assets applicable to capital shares outstanding               $134,194
                                                                              ========
   Capital shares outstanding                                                   15,895
                                                                              ========
   Authorized shares of $.01 par value                                         100,000
                                                                              ========
   Net asset value, redemption price, and offering price per share            $   8.44
                                                                              ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                             $   289
   Interest                                                                         47
   Securities lending (net)                                                         22
                                                                               -------
      Total income                                                                 358
                                                                               -------
EXPENSES
   Management fees                                                                 529
   Administration and servicing fees                                                91
   Transfer agent's fees                                                           260
   Custody and accounting fees                                                      54
   Postage                                                                          24
   Shareholder reporting fees                                                       11
   Directors' fees                                                                   3
   Registration fees                                                                18
   Professional fees                                                                17
   Other                                                                             3
                                                                               -------
      Total expenses                                                             1,010
   Expenses paid indirectly                                                         (3)
   Expenses reimbursed                                                            (401)
                                                                               -------
      Net expenses                                                                 606
                                                                               -------
NET INVESTMENT LOSS                                                               (248)
                                                                               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                               17,187
      Foreign currency transactions                                                (82)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                               (4,268)
                                                                               -------
         Net realized and unrealized gain                                       12,837
                                                                               -------
Increase in net assets resulting from operations                               $12,589
                                                                               =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED),
AND YEAR ENDED JULY 31, 2005

                                                                        1/31/2006       7/31/2005
                                                                       --------------------------
FROM OPERATIONS
   Net investment loss                                                   $   (248)       $   (587)
   Net realized gain on investments                                        17,187          7 ,864
   Net realized loss on foreign currency transactions                         (82)              -
   Change in net unrealized appreciation/depreciation
      of investments                                                       (4,268)         13,393
                                                                         ------------------------
      Increase in net assets resulting from operations                     12,589          20,670
                                                                         ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                                      (2,597)              -
                                                                         ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               24,094          41,299
   Reinvested dividends                                                     2,570               -
   Cost of shares redeemed                                                (17,977)        (25,480)
                                                                         ------------------------
      Increase in net assets from capital share transactions                8,687          15,819
                                                                         ------------------------
Net increase in net assets                                                 18,679          36,489

NET ASSETS
   Beginning of period                                                    115,515          79,026
                                                                         ------------------------
   End of period                                                         $134,194        $115,515
                                                                         ========================
Accumulated undistributed net investment loss:
   End of period                                                         $   (248)       $      -
                                                                         ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                              3,086           5,776
   Shares issued for dividends reinvested                                     323               -
   Shares redeemed                                                         (2,296)         (3,606)
                                                                         ------------------------
      Increase in shares outstanding                                        1,113           2,170
                                                                         ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the
          Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various  foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                  between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments  in  open-end  investment  companies,  other  than
                  ETFs, are valued at their NAV at the end of each business day.

               4. Debt securities purchased  with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

               5. Repurchase agreements  are valued  at cost, which approximates market value.

               6. Securities  for  which  market  quotations   are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                  applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL  TAXES  - The  Fund's  policy  is  to   comply  with  the
               requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other  assets, and  liabilities at
                  the  exchange  rate  obtained   from  an  independent  pricing
                  service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - Through  arrangements  with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $3,000.

            G. INDEMNIFICATIONS - Under the  Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the
               Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               yet occurred. However, the Company expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of  financial  statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA  funds  that are  party to the loan  agreement  are  assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

          For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $203,740,000 and $202,232,000, respectively.

          As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross  unrealized  appreciation  and depreciation of investments as of
          January  31,  2006,  were  $11,056,000  and  $898,000,   respectively,
          resulting in net unrealized appreciation of $10,158,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          As of January 31, 2006, the terms of open foreign currency contracts were as follows (in thousands):

                          FOREIGN CURRENCY CONTRACTS TO SELL
-------------------------------------------------------------------------------------
                                                           IN
                                     U.S. DOLLAR        EXCHANGE         UNREALIZED
 EXCHANGE        CONTRACTS TO        VALUE AS OF        FOR U.S.        APPRECIATION
   DATE             DELIVER           1/31/2006          DOLLAR        (DEPRECIATION)
-------------------------------------------------------------------------------------
2/02/2006           7,221               $62               $62                $-
                 Japanese Yen

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The
          Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          period ended January 31, 2006, the Fund received securities-lending income of $22,000, which is net of the 20% income retained by MetWest. As of January 31, 2006, the Fund loaned securities having a fair market value of approximately $1,594,000 and received cash collateral of $1,678,000 for the loans. Of this amount, $1,677,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of a Lipper index. Prior to November 30, 2005, the performance adjustment was based on the performance of the Fund relative to the Lipper Small-Cap

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category. Beginning December 1, 2005, the Manager has voluntarily agreed to calculate the performance adjustment by comparing the Fund's performance to both the Lipper Small-Cap Growth Funds Index and the Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category, and then selecting the comparison that results in the lesser base fee adjustment for the Fund's shareholders. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the applicable Lipper index over the performance period. The performance period consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $529,000, which included a performance adjustment of $16,000 that increased the base management fee of 0.85% by 0.03%.

            B. SUBADVISORY  ARRANGEMENTS  - The  Manager  has  entered  into  an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
               Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million of the Fund's average daily net assets that Batterymarch manages. Prior to December 1, 2005, the Manager (not the Fund) paid Batterymarch a subadvisory fee in the annual amount of 0.50% of the portion of the Fund's average daily net assets that Batterymarch managed. For the six-month period ended January 31, 2006, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $248,000.

               Effective March 1, 2006, the Manager (not the Fund) will pay Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund and the USAA Capital Growth Fund in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

            C. ADMINISTRATION AND SERVICING FEES - The Manager  provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $91,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE LIMITATION - The Manager has voluntarily agreed  to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2006, the Fund incurred reimbursable expenses of $401,000, of which $236,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer  Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $260,000.

            F. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                                                        PERIOD ENDED
                                      JANUARY 31,                       YEAR ENDED JULY 31,                  JULY 31,
                                     --------------------------------------------------------------------------------
                                         2006             2005          2004         2003          2002          2001*
                                     --------------------------------------------------------------------------------
Net asset value at
   beginning of period               $   7.81         $   6.27       $  5.42      $  4.26       $  6.30       $ 10.00
                                     --------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss(a)                (.02)            (.04)         (.02)        (.01)         (.04)         (.04)
   Net realized and unrealized
      gain (loss)(a)                      .82             1.58           .87         1.17         (2.00)        (3.66)
                                     --------------------------------------------------------------------------------
Total from investment operations(a)       .80             1.54           .85         1.16         (2.04)        (3.70)
                                     --------------------------------------------------------------------------------
Less distributions:
   From realized capital gains           (.17)               -             -            -             -             -
                                     --------------------------------------------------------------------------------
Net asset value at end of period     $   8.44         $   7.81       $  6.27      $  5.42       $  4.26       $  6.30
                                     ================================================================================
Total return (%) **                     10.35            24.56         15.68        27.23        (32.54)       (37.00)
Net assets at end of period (000)    $134,194         $115,515       $79,026      $45,995       $28,301       $26,544
Ratio of expenses to
   average net assets (%)***(c,d)        1.00(b)          1.00          1.00         1.00          1.00          1.85(b)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***(c)              1.67(b)          1.68          1.74         2.41          2.54          2.43(b)
Ratio of net investment income to
   average net assets (%) ***            (.41)(b)         (.62)         (.34)        (.28)         (.69)         (.84)(b)
Portfolio turnover (%)                 171.24           165.81        194.75       151.07        188.09          8.49

  * Fund commenced operations on October 27, 2000.
 ** Assumes reinvestment of all realized capital gain distributions during the period.
*** For the six-month period ended January 31, 2006, average net assets were $119,896,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2006, average shares were 15,349,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         (.00%)(+)        (.05%)        (.09%)       (.07%)        (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to
    1.00% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.85%.

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                        BEGINNING               ENDING              DURING PERIOD*
                                      ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2005 -
                                     AUGUST 1, 2005        JANUARY 31, 2006        JANUARY 31, 2006
                                     --------------------------------------------------------------
Actual                                  $1,000.00              $1,103.50                 $5.31
Hypothetical
   (5% return before expenses)           1,000.00               1,020.16                  5.10

          *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 10.35% for the six-month period of August 1, 2005, through January 31, 2006.

44

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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                                     INSURANCE o MEMBER SERVICES

36843-0306                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.